SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of location of Company's revenues derived from collaboration partners	The Company's revenue was derived from collaboration partners located as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
United States	$—	$3
Japan	—	3,141

	$—	$3,144

Schedule of location of Company's long lived assets	The Company's long lived assets are located as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2012	2011
Canada	$299	$219
United States	34	—

	$333	$219